PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Prepaid expenses	565,710	878,155	126,139
Tax recoverables	421,654	570,913	82,007
Staff advances	10,730	1,866	268
Interest receivables	12,037	14,359	2,063
Deposits	39,971	17,391	2,498
Loan to third parties	58,909	73,557	10,565
Others	50,563	61,908	8,893
	1,159,574	1,618,149	232,433

Prepaid expenses mainly represented the unamortized portion of prepayments made to Microsoft for the cloud computing services, the prepayments to telecommunication operators for bandwidth, data centers or cabinets and the prepayments for office expense.